OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES (Primary industries for produced PCB) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Defense and aerospace equipment	65.00%	50.70%	48.70%
Medical equipment	6.00%	7.30%	8.00%
Industrial equipment	13.00%	14.40%	7.10%
Distributors, contract electronic manufacturers and others	16.00%	27.60%	36.20%
Printed circuit boards	100.00%	100.00%	100.00%